INTANGIBLES (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Nov. 30, 2024	Dec. 31, 2023	Nov. 30, 2023
GoodwillAndIntangibleAssetsDisclosureLineItems [Line Items]
Loss on impairment of intangible assets						$ 130,000
Intangible asset amortization expense						61,000		61,000
Intangible assets								191,000
Indefinite lived intangible assets						1,200,000		1,200,000
Proceeds from sale of intangible assets	$ 2,000,000.0
Impairment loss		0		0		0		0
Selling price						1,800,000		2,200,000
Gain from sale of consolidated entity								387,000
M2i Global Inc [Member]
GoodwillAndIntangibleAssetsDisclosureLineItems [Line Items]
Intangible asset amortization expense									$ 20,503
Impairment expense									$ 94,952
Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member] | Fly Dreams LLC [Member]
GoodwillAndIntangibleAssetsDisclosureLineItems [Line Items]
Intangible asset carrying value								163,000
Selling price								550,000
Gain from sale of consolidated entity								$ 387,000
GC Aviation Inc [Member]
GoodwillAndIntangibleAssetsDisclosureLineItems [Line Items]
Indefinite lived intangible assets		1,200,000		$ 1,200,000		1,200,000
Previously Reported [Member]
GoodwillAndIntangibleAssetsDisclosureLineItems [Line Items]
Loss on impairment of intangible assets						130,000
Intangible asset amortization expense		$ 15,000	$ 15,000		$ 45,000
Gain from sale of consolidated entity